Income taxes (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Allocation of Income Tax Expense to Other Comprehensive Income

	Year ended March 31,
	2019		2020		2021
Income tax expense as per the consolidated statement of income	₹	25,242	₹	24,799	₹	30,345
Income tax included in other comprehensive income on:
Unrealized gains/(losses) on investment securities		(65)		(230)		226
Gains/(losses) on cash flow hedging derivatives		633		(1,165)		1,013
Remeasurements of the defined benefit plans		47		(196)		111

	₹	25,857	₹	23,208	₹	31,695

Summary of Components of Income Tax Expense
Income tax expense consist of the following :

	Year ended March 31,
	2019		2020		2021
Current taxes
Domestic	₹	17,987	₹	18,437	₹	19,773
Foreign		5,663		5,887		6,292

		23,650		24,324		26,065
Deferred taxes
Domestic		(180)		1,624		3,982
Foreign		1,772		(1,149)		298

		1,592		475		4,280

	₹	25,242	₹	24,799	₹	30,345

Summary of Reconciliation of Income Tax Expense
The reconciliation between the provision of income tax and amounts computed by applying the Indian statutory income tax rate to profit before taxes is as follows:

	Year ended March 31,
	2019		2020		2021
Profit before taxes	₹	115,415	₹	122,512	₹	139,007
Enacted income tax rate in India		34.94%		34.94%		34.94%

Computed expected tax expense		40,326		42,806		48,569
Effect of:
Income exempt from tax		(18,469)		(12,930)		(12,697)
Basis differences that will reverse during a tax holiday period		(796)		480		(2,268)
Income taxed at higher/ (lower) rates		(1,002)		(3,122)		(2,381)
Taxes related to income of prior years		(2,267)		(116)		(3,861)
Changes in unrecognized deferred tax assets		3,972		(3,898)		1,096
Expenses disallowed for tax purpose		3,503		1,785		1,879
Others, net		(25)		(206)		8

Income tax expense	₹	25,242	₹	24,799	₹	30,345

Effective income tax rate		21.87%		20.24%		21.83%

Summary of Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	As at March 31,
	2020		2021
Carry forward losses *	₹	2,044	₹	1,637
Trade payables, accrued expenses and other liabilities		4,994		5,115
Allowances for lifetime expected credit loss		3,921		3,208
Minimum alternate tax		3,425		—
Cash flow hedges		561		—
Contract asset		—		91
Others		—		90

		14,945		10,141

Property, plant and equipment		(686)		(1,268)
Amortizable goodwill		(2,166)		(2,065)
Intangible assets		(1,541)		(1,249)
Interest income and fair value movement of investments		(626)		(1,582)
Cash flow hedges		—		(452)
Contract liabilities		(11)		—
SEZ Re-investment Reserve		(6,614)		(6,494)
Others		(121)		—

		(11,765)		(13,110)

Net deferred tax assets	₹	3,180	₹	(2,969)
Amounts presented in consolidated statement of financial position:
Deferred tax assets	₹	6,005	₹	1,664
Deferred tax liabilities	₹	(2,825)	₹	(4,633)

*	Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.

Movement in Deferred Tax Assets and Liabilities
Movement in deferred tax assets and liabilities

Movement during the year ended March 31, 2019	As at April 1, 2018		Credit/(charge) in the consolidated statement of income		Credit/(charge) in other comprehensive income *		Others		As at March 31, 2019
Carry forward losses	₹	5,694	₹	(2,879)	₹	334	₹	—	₹	3,149
Trade payables, accrued expenses and other liabilities		3,107		295		(22)		333		3,713
Allowances for lifetime expected credit loss		4,499		9		2		11		4,521
Minimum alternate tax		74		(74)		—		—		—
Property, plant and equipment		(2,166)		219		(94)		201		(1,840)
Amortizable goodwill		(1,810)		16		(105)		—		(1,899)
Intangible assets		(3,190)		1,076		(181)		—		(2,295)
Interest income and fair value movement of investments		(1,712)		186		71		—		(1,455)
Cash flow hedges		29		—		(633)		—		(604)
Contract liabilities		(273)		(1)		(15)		—		(289)
SEZ Re-investment Reserve		—		(1,132)		—		—		(1,132)
Others		(403)		693		27		1		318

Total	₹	3,849	₹	(1,592)	₹	(616)	₹	546	₹	2,187

Movement during the year ended March 31, 2020	As at April 1, 2019		Credit/(charge) in the consolidated statement of income		Credit/(charge) in other comprehensive income *		On account of business combination		As at March 31, 2020
Carry forward losses	₹	3,149	₹	(1,287)	₹	182	₹	—	₹	2,044
Trade payables, accrued expenses and other liabilities		3,713		1,033		248		—		4,994
Allowances for lifetime expected credit loss		4,521		(591)		(9)		—		3,921
Minimum alternate tax		—		3,425		—		—		3,425
Property, plant and equipment		(1,840)		1,150		4		—		(686)
Amortizable goodwill		(1,899)		(92)		(175)		—		(2,166)
Intangible assets		(2,295)		1,021		(90)		(177)		(1,541)
Interest income and fair value movement of investments		(1,455)		599		230		—		(626)
Cash flow hedges		(604)		—		1,165		—		561
Contract liabilities		(289)		285		(7)		—		(11)
SEZ Re-investment Reserve		(1,132)		(5,482)		—		—		(6,614)
Others		318		(536)		97		—		(121)

Total	₹	2,187	₹	(475)	₹	1,645	₹	(177)	₹	3,180

Movement during the year ended March 31, 2021	As at April 1, 2020		Credit/(charge) in the consolidated statement of income		Credit/(charge) in other comprehensive income *		Others		As at March 31, 2021
Carry forward losses	₹	2,044	₹	(230)	₹	(22)	₹	(155)	₹	1,637
Trade payables, accrued expenses and other liabilities		4,994		279		(171)		13		5,115
Allowances for lifetime expected credit loss		3,921		(734)		21		—		3,208
Minimum alternate tax		3,425		(3,425)		—		—		—
Property, plant and equipment		(686)		(649)		66		1		(1,268)
Amortizable goodwill		(2,166)		34		67		—		(2,065)
Intangible assets		(1,541)		759		(55)		(412)		(1,249)
Interest income and fair value movement of investments		(626)		(730)		(226)		—		(1,582)
Cash flow hedges		561		—		(1,013)		—		(452)
Contract asset / (Contract liabilities)		(11)		101		4		(3)		91
SEZ Re-investment Reserve		(6,614)		120		—		—		(6,494)
Others		(121)		195		16		—		90

Total	₹	3,180	₹	(4,280)	₹	(1,313)	₹	(556)	₹	(2,969)

*	Includes impact of foreign currency translation.